Note 17 - Investment in Joint Venture and Other Investment (Details) - USD ($)			12 Months Ended
	Oct. 15, 2013	Mar. 26, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 25, 2010
Note 17 - Investment in Joint Venture and Other Investment (Details) [Line Items]
Income (Loss) from Equity Method Investments			$ (2,158,393)	$ (2,541,775)	$ (2,023,191)
Payments to Acquire Equity Method Investments			0	0
Equity Method Investments			16,515,701	18,674,094
Investment Income, Dividend			1,212,938	987,604	196,196
Long-term Debt			40,521,040
Corporate Joint Venture [Member] | Euromar LLC, The Joint Venture (Member)
Note 17 - Investment in Joint Venture and Other Investment (Details) [Line Items]
Investment in Joint Venture, Total Maximum Investment by Members						$ 175,000,000
Euromar LLC, The Joint Venture (Member)
Note 17 - Investment in Joint Venture and Other Investment (Details) [Line Items]
Equity Method Investments			2,200,000	2,500,000	2,000,000
Escrow Deposit	$ 5,000,000
Limited Liability Company LLC Amount of Escrowed Cash Exchanged for Each Preferred Unit	$ 1,000
Limited Liability Company (LLC) Preferred Unit, Issued (in Shares)	5,000
Preferred Stock, Dividend Rate, Percentage	19.00%
Investment Income, Dividend			1,212,938	987,604	196,196
Euromar LLC, The Joint Venture (Member) | Corporate Joint Venture [Member]
Note 17 - Investment in Joint Venture and Other Investment (Details) [Line Items]
Equity Method Investment, Aggregate Cost						$ 25,000,000
Equity Method Investment, Ownership Percentage, Maximum Percentage						14.286%
Income (Loss) from Equity Method Investments				$ 240,000
Payments to Acquire Equity Method Investments					6,250,000
Equity Method Investment, increase in maximum investment					$ 25,000,000
Euromar LLC, The Joint Venture (Member) | Corporate Joint Venture [Member] | Eton Park and Rhone [Member]
Note 17 - Investment in Joint Venture and Other Investment (Details) [Line Items]
Equity Method Investment, Ownership Percentage, Maximum Percentage						42.857%
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Maximum Investment						$ 75,000,000
Conversion Ratio Company Market Value Multiplier		0.925%
Credit Facility Maturing August 2016 [Member] | Euromar LLC, The Joint Venture (Member) | Corporate Joint Venture [Member]
Note 17 - Investment in Joint Venture and Other Investment (Details) [Line Items]
Long-term Debt			63,010,000
Credit Facility Maturing October 2016 [Member] | Euromar LLC, The Joint Venture (Member) | Corporate Joint Venture [Member]
Note 17 - Investment in Joint Venture and Other Investment (Details) [Line Items]
Long-term Debt			$ 23,450,000